Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee does not grant equity awards in anticipation of the release of any material, non-public information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. In the event that material, nonpublic information becomes known to the Compensation Committee before granting an equity award, the Compensation Committee will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety.

Although we do not have a formal policy with respect to the timing of our equity award grants, equity awards are generally approved on dates that the Compensation Committee meets and vesting schedules are determined by the Compensation Committee. These meetings are scheduled in advance and not in anticipation of the release of material, non-public information. The Compensation Committee may grant awards throughout the year, including in connection with new hires or promotions.

During 2025, we did not grant stock options or any other equity awards to our named executive officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing Method

Although we do not have a formal policy with respect to the timing of our equity award grants, equity awards are generally approved on dates that the Compensation Committee meets and vesting schedules are determined by the Compensation Committee. These meetings are scheduled in advance and not in anticipation of the release of material, non-public information. The Compensation Committee may grant awards throughout the year, including in connection with new hires or promotions.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered

The Compensation Committee does not grant equity awards in anticipation of the release of any material, non-public information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. In the event that material, nonpublic information becomes known to the Compensation Committee before granting an equity award, the Compensation Committee will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety.

MNPI Disclosure Timed for Compensation Value	false